UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02151

Bancroft Fund Ltd.
(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960
(Address of principal executive offices)

Gary I. Levine, Executive Vice President
Bancroft Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 631-1177

Date of fiscal year end: October 31
Date of reporting period: July 1, 2014 - June 30, 2015

Bancroft Fund Ltd.

AMTRUST FINANCIAL SERVICES, INC.
Security:	032359309	Meeting Type:	Annual
Ticker:	AFSI	Meeting Date:	20-May-2015
ISIN	US0323593097	Vote Deadline Date:	19-May-2015
Agenda	934170515	Management	Total Ballot Shares:	20110
Last Vote Date:	08-Apr-2015
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	DONALD T. DECARLO	FOR	0	0	0
2	SUSAN C. FISCH	FOR	0	0	0
3	ABRAHAM GULKOWITZ	FOR	0	0	0
4	GEORGE KARFUNKEL	FOR	0	0	0
5	MICHAEL KARFUNKEL	FOR	0	0	0
6	JAY J. MILLER	FOR	0	0	0
7	BARRY D. ZYSKIND	FOR	0	0	0
2	APPROVAL OF THE AMENDED AND RESTATED AMTRUST FINANCIAL SERVICES, INC. 2007 EXECUTIVE PERFORMANCE PLAN.	For	None	FOR	0	0	0
CROWN CASTLE INTERNATIONAL CORP
Security:	22822V200	Meeting Type:	Annual
Ticker:	CCIPRA	Meeting Date:	29-May-2015
ISIN	US22822V2007	Vote Deadline Date:	28-May-2015
Agenda	934172850	Management	Total Ballot Shares:	20000
Last Vote Date:	14-May-2015
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: P. ROBERT BARTOLO	For	None	FOR	0	0	0
2	ELECTION OF DIRECTOR: CINDY CHRISTY	For	None	FOR	0	0	0
3	ELECTION OF DIRECTOR: ARI Q. FITZGERALD	For	None	FOR	0	0	0
4	ELECTION OF DIRECTOR: ROBERT E. GARRISON II	For	None	FOR	0	0	0
5	ELECTION OF DIRECTOR: DALE N. HATFIELD	For	None	FOR	0	0	0
6	ELECTION OF DIRECTOR: LEE W. HOGAN	For	None	FOR	0	0	0
7	ELECTION OF DIRECTOR: JOHN P. KELLY	For	None	FOR	0	0	0
8	ELECTION OF DIRECTOR: ROBERT F. MCKENZIE	For	None	FOR	0	0	0
9	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2015.	For	None	FOR	0	0	0
10	THE NON-BINDING, ADVISORY VOTE REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	None	FOR	0	0	0
Item	Proposal	Recommendation	Default Vote	1 Year	2 Years	3 Years	Abstain	Take No Action
11	THE NON-BINDING ADVISORY VOTE REGARDING THE FREQUENCY OF VOTING ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	1 Year	None	FOR	0	0	0	0
HALCON RESOURCES CORPORATION
Security:	40537Q209	Meeting Type:	Annual
Ticker:	HK	Meeting Date:	06-May-2015
ISIN	US40537Q2093	Vote Deadline Date:	05-May-2015
Agenda	934177622	Management	Total Ballot Shares:	7414
Last Vote Date:	04-May-2015
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	TUCKER S. BRIDWELL	FOR	0	0	0
2	KEVIN E. GODWIN	FOR	0	0	0
3	MARK A. WELSH IV	FOR	0	0	0
2	TO APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO EFFECT, AT THE DISCRETION OF OUR BOARD OF DIRECTORS, A ONE-FOR-FIVE (1:5) REVERSE STOCK SPLIT OF OUR COMMON STOCK.	For	None	FOR	0	0	0
3	TO RATIFY AND APPROVE AN AMENDMENT TO OUR FIRST AMENDED AND RESTATED 2012 LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES OF HALCON COMMON STOCK THAT MAY BE ISSUED UNDER THE PLAN BY 40 MILLION SHARES, SUBJECT TO ADJUSTMENT IN ACCORDANCE WITH THE TERMS OF THE PLAN UPON APPROVAL AND IMPLEMENTATION OF PROPOSAL NO. 2.	For	None	FOR	0	0	0
4	TO APPROVE, IN ACCORDANCE WITH SECTION 312.03 OF THE NYSE LISTED COMPANY MANUAL, THE ISSUANCE OF ADDITIONAL SHARES OF HALCON COMMON STOCK TO HALRES LLC UPON THE CONVERSION OF OUR 8.0% SENIOR CONVERTIBLE NOTE AND EXERCISE OF THE WARRANTS.	For	None	FOR	0	0	0
5	TO APPROVE THE DECLASSIFICATION OF OUR BOARD OF DIRECTORS AND PROVIDE FOR AN ANNUAL ELECTION OF DIRECTORS.	For	None	FOR	0	0	0
6	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	None	FOR	0	0	0
METLIFE, INC.
Security:	59156R108	Meeting Type:	Annual
Ticker:	MET	Meeting Date:	28-Apr-2015
ISIN	US59156R1086	Vote Deadline Date:	27-Apr-2015
Agenda	934151402	Management	Total Ballot Shares:	32855
Last Vote Date:	31-Mar-2015
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: CHERYL W. GRISE	For	None	FOR	0	0	0
2	ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ	For	None	FOR	0	0	0
3	ELECTION OF DIRECTOR: R. GLENN HUBBARD	For	None	FOR	0	0	0
4	ELECTION OF DIRECTOR: STEVEN A. KANDARIAN	For	None	FOR	0	0	0
5	ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.	For	None	FOR	0	0	0
6	ELECTION OF DIRECTOR: EDWARD J. KELLY, III	For	None	FOR	0	0	0
7	ELECTION OF DIRECTOR: WILLIAM E. KENNARD	For	None	FOR	0	0	0
8	ELECTION OF DIRECTOR: JAMES M. KILTS	For	None	FOR	0	0	0
9	ELECTION OF DIRECTOR: CATHERINE R. KINNEY	For	None	FOR	0	0	0
10	ELECTION OF DIRECTOR: DENISE M. MORRISON	For	None	FOR	0	0	0
11	ELECTION OF DIRECTOR: KENTON J. SICCHITANO	For	None	FOR	0	0	0
12	ELECTION OF DIRECTOR: LULU C. WANG	For	None	FOR	0	0	0
13	AMEND THE CERTIFICATE OF INCORPORATION TO CHANGE EACH SUPERMAJORITY COMMON SHAREHOLDER VOTE REQUIREMENT FOR AMENDMENTS TO THE CERTIFICATE OF INCORPORATION TO A MAJORITY VOTE REQUIREMENT	For	None	FOR	0	0	0
14	AMEND THE CERTIFICATE OF INCORPORATION TO CHANGE THE SUPERMAJORITY VOTE REQUIREMENT FOR SHAREHOLDERS TO AMEND THE BY-LAWS TO A MAJORITY VOTE REQUIREMENT	For	None	FOR	0	0	0
15	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2015	For	None	FOR	0	0	0
16	ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS	For	None	FOR	0	0	0

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
(Registrant)

BY:	/s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer

DATE:	July 15, 2015